Management of financial risk - Financial assets measured at amortized cost from banking operations (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure
Financial assets measured at fair value through other-comprehensive income.		¥ 853,453
Total financial assets	¥ 3,161,370	6,396,579
Expected credit loss provision		¥ 61
Credit risk
Disclosure of credit risk exposure
Expected loss rate	19.49%	13.53%
Credit risk | Loans and advances to customers.
Disclosure of credit risk exposure
Financial assets measured at amortized cost from virtual bank		¥ 3,142
Financial assets measured at fair value through other-comprehensive income.		1,902,985
Gross carrying amount		1,906,127
Expected credit loss provision		¥ 61
Expected loss rate		1.94%